Equity instruments	12 Months Ended
Dec. 31, 2024
Equity Instruments
Equity instruments

7.	Equity instruments

a) Breakdown

The breakdown, by classification and type, of the balances in the "Equity Instruments" line item is as follows:

Thousand of Reais	2024	2023

Classification:
Financial Assets Measured at Fair Value Through Profit or Loss	2,968,823	3,422,154
Financial Assets Measured at Fair Value Through Other Comprehensive Income	19,633	15,953
Total	2,988,456	3,438,107

Type:
Shares of domestic companies	2,048,007	1,955,931
Shares of foreign companies	54,886	99,424
Investment funds (1)	885,563	1,382,752
Total	2,988,456	3,438,107
(1)	Primarily composed of investments in fixed income assets and both government and private securities.

b) Changes

The changes in the balances of the line item "Equity Instruments - Financial Assets Measured at Fair Value through Profit or Loss" were as follows:

Thousand of Reais	2024	2023	2022

Balance at the beginning of the fiscal year	3,422,154	2,605,279	2,498,317
Additions/Disposals (Net)	(453,331)	816,875	106,962
Balance at the end of the fiscal year	2,968,823	3,422,154	2,605,279

The changes in the balances of the line item "Equity Instruments - Financial Assets Measured at Fair Value through Other Comprehensive Income" were as follows:

Thousand of Reais	2024	2023	2022

Balance at the beginning of the fiscal year	15,953	33,493	29,187
Additions/Disposals (Net)	3,680	(17,540)	4,306
Balance at the end of the fiscal year	19,633	15,953	33,493